Note 5 - Investment in Grove Partnership (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2006 sqm	Mar. 10, 2011	Sep. 19, 2013	Mar. 18, 2011	Dec. 31, 2010
Note 5 - Investment in Grove Partnership (Details) [Line Items]
Area of Land (in Acres)				245.5
Equity Method Investments	$ 0
Deferred Tax Liabilities, Net	1,315,000	1,315,000	62,964,000
Offering Nonparticipation Ownership Percentage [Member] | The Grove, Florida [Member]
Note 5 - Investment in Grove Partnership (Details) [Line Items]
Equity Method Investment, Ownership Percentage					20.00%
Estimated Ownership Interest [Member] | The Grove, Florida [Member]
Note 5 - Investment in Grove Partnership (Details) [Line Items]
Area of Land (in Acres)					3,700
The Grove, Florida [Member]
Note 5 - Investment in Grove Partnership (Details) [Line Items]
Equity Method Investment, Ownership Percentage					9.32%			9.99%
Loans Payable							37,000,000
Interest Payable							8,000,000
Equity Method Investments		0	0			0
Deferred Tax Liabilities, Net						$ 1,315,000